Current and non-current inventories - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Current and non-current inventories
Materials and supplies	€ 1,515	€ 1,611
Finished products and goods	4,962	3,452
Inventories	7,709	6,072
Inventories held for compliance purposes	1,786	1,053
Accumulated impairment
Current and non-current inventories
Inventories	(672)	(570)
Natural gas and oil products
Current and non-current inventories
Finished products and goods	3,818	2,414
Inventories pledged as security for liabilities	750
Chemical products
Current and non-current inventories
Finished products and goods	790	626
Oil and petroleum | Italy
Current and non-current inventories
Inventories held for compliance purposes	1,764	1,032
Exploration & Production
Current and non-current inventories
Materials and supplies	€ 1,387	€ 1,481